Equity Method Investees Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investees Condensed Financial Information
8. Equity Method Investees Condensed Financial Information
For the year ended December 31, 2024, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. The condensed financial information of the Group’s equity method investments is summarized as a group as follow:

	As of December 31,
	2023	2024
	RMB	RMB
Current assets	311,283	614,641
Non-current assets	56,170	54,717
Current liabilities	323,862	439,548
Non-current liabilities	231,840	350,276

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue	148,790	178,921	257,129
Gross profit	84,443	117,150	192,579
Loss from operations	(96,361)	(119,918)	(159,675)
Net loss	(80,583)	(110,333)	(143,032)